Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 customers years	Dec. 31, 2010 customers	Dec. 31, 2009 customers
Gas and Oil Acreage [Line Items]
Impairment of unproved properties	$ 1,100,000	$ 0	$ 600,000
Summary of Significant Accounting Policies (Textual) [Abstract]
Consolidated noncontrolling interest	87.50%
Depletion, depreciation, and accretion	49,090,000	8,923,000	3,168,000
Impairment of proved properties	21,800,000	300,000	0
Unweighted arithmetic average period	12 months
Due time of uncollateralized joint interest owner obligations	30 days
Valuation allowance	317,000	213,000
Required period to remit liabilities	30 days
Number of major customers	7	7	7
Minimum estimated useful lives of furniture and fixtures	5
Maximum estimated useful lives of furniture and fixtures	15
Depreciation of field servicing assets useful life minimum	3 years
Depreciation of field servicing assets useful life maximum	10 years
Depreciation	6,600,000	86,931	41,000
Payment of deferred financing costs	11,577,000	2,866,000	1,049,000
Amortization of Financing Costs	3,636,000	1,201,000	1,234,000
Liability for asset retirement obligations	20,611,000	4,455,000	2,031,000
Percentage of tax benefit realized for settlement	50.00%
Uncertain tax positions	0	0
Outstanding potential dilutive securities	26,129,637	13,862,360
Minimum net capital required for dealings	5,000
Percentage of aggregate indebtedness required for dealings	6.67
Aggregate indebtedness	132,000
Net capital	49,000
Revenues from regulated operations	61,000	0
Boomerang Prospect In Kentucky [Member]
Gas and Oil Acreage [Line Items]
Written off acreage cost			400,000
LeBlanc Prospect In Louisiana [Member]
Gas and Oil Acreage [Line Items]
Written off acreage cost			200,000
Eagle Ford Region [Member]
Gas and Oil Acreage [Line Items]
Impairment of unproved properties	306,000
Appalachian Region [Member]
Gas and Oil Acreage [Line Items]
Impairment of unproved properties	$ 802,000
Maximum [Member]
Gas and Oil Acreage [Line Items]
Due time of uncollateralized accrued revenues	60 days
Minimum [Member]
Gas and Oil Acreage [Line Items]
Due time of uncollateralized accrued revenues	30 days